Cash generated from operations (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash generated from operations
Profit before tax	£ 26,097,000	£ 56,538,000	£ 48,833,000
Adjustments for:
Depreciation	10,755,000	10,228,000	10,079,000
Impairment (reversal)/charge		(4,753,000)	6,693,000
Amortization	138,380,000	124,434,000	88,009,000
(Profit)/loss on disposal of intangible assets	(18,119,000)	(10,926,000)	9,786,000
Net finance costs	18,038,000	24,277,000	20,017,000
(Profit)/loss on disposal of property, plant and equipment	(81,000)	43,000	126,000
Equity-settled share-based payments	2,915,000	2,187,000	1,795,000
Foreign exchange losses/(gains) on operating activities	994,000	2,646,000	(7,660,000)
Reclassified from hedging reserve	14,395,000	4,765,000	1,382,000
Changes in working capital:
Inventories	221,000	(711,000)	(926,000)
Trade and other receivables	(72,027,000)	17,525,000	(31,741,000)
Trade and other payables and deferred revenue	(1,964,000)	25,506,000	54,471,000
Cash generated from operations	119,604,000	251,759,000	200,864,000
Increase/(reduction) in changes to trade and other receivables	18,374,000	(3,224,000)	(20,676,000)
Increase/(reduction) in changes in trade and other payables and deferred revenue	£ 74,088,000	£ (26,428,000)	£ (26,838,000)